Property, Plant and Equipment	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment
Property, Plant and Equipment

10.Property, Plant and Equipment

During the six month period ended June 30, 2023, the Group acquired assets with a cost of €11,476 thousand (June 30, 2022: €4,320 thousand):

In € thousand	June 30, 2023	December 31, 2022
Right to land and buildings and leasehold improvements	15,737	13,807
Vehicles	87	87
Technical equipment and machinery	16,815	15,643
Office and other equipment	3,533	4,275
Assets under construction	8,684	2,887
Carrying amount	44,856	36,699

No indicators of impairment were identified which would have required items of property, plant and equipment to be tested for impairment in the six month periods ended June 30, 2023 and 2022.